UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03091

Name of Fund: BlackRock Series Fund, Inc.

BlackRock Government Money Market Portfolio

Fund Address:  100 Bellevue Parkway, Wilmington, DE 19809

Name and address of agent for service: John M. Perlowski, Chief Executive Officer, BlackRock Series Fund, Inc., 55 East 52nd Street, New York, NY 10055

Registrant’s telephone number, including area code: (800) 441-7762

Date of fiscal year end: 12/31/2019

Date of reporting period: 03/31/2019

Item 1 – Schedule of Investments

Schedule of Investments (unaudited) March 31, 2019	BlackRock Government Money Market Portfolio (Percentages shown are based on Net Assets)

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations — 45.4%
Federal Farm Credit Bank Discount Notes(a):
1.93%, 04/12/19	USD	200	$199,864
2.37%, 06/17/19		765	761,073
2.39%, 06/28/19		530	526,878
2.41%, 07/23/19		1,175	1,165,732
2.41%, 07/25/19		440	436,585
2.41%, 07/29/19		3,080	3,053,661
2.41%, 08/15/19		720	713,472
2.43%, 09/12/19		495	489,115
2.42%, 11/20/19		340	334,565
2.40%, 01/17/20		890	872,590
2.40%, 02/04/20		545	533,913
Federal Farm Credit Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.05%), 2.43%, 02/07/20		1,545	1,544,986
(LIBOR USD 1 Month + 0.00%), 2.48%, 06/19/20		1,000	1,000,568
(LIBOR USD 1 Month - 0.05%), 2.43%, 08/17/20		455	455,000
(LIBOR USD 1 Month - 0.04%), 2.45%, 09/11/20		545	544,977
(LIBOR USD 1 Month + 0.03%), 2.51%, 12/14/20		685	684,952
Federal Home Loan Bank:
2.43%, 06/07/19		560	560,000
2.49%, 07/11/19		220	219,993
2.48%, 07/15/19		505	505,000
Federal Home Loan Bank Discount Notes(a):
1.40%, 04/05/19		1,575	1,574,583
1.84%, 04/10/19		2,335	2,333,600
1.93%, 04/12/19		215	214,842
2.15%, 04/22/19		2,335	2,331,714
2.17%, 04/24/19		1,775	1,772,273
2.24%, 05/02/19		660	658,630
2.27%, 05/07/19		640	638,442
2.28%, 05/08/19		2,000	1,995,067
2.37%, 06/12/19		1,265	1,258,890
2.37%, 06/13/19		515	512,462
2.38%, 06/21/19		735	730,882
2.39%, 06/28/19		215	213,723
2.40%, 07/08/19		510	506,640
2.43%, 09/20/19		2,055	2,031,021
2.43%, 09/27/19		1,420	1,402,928
2.43%, 10/11/19		290	286,183
2.43%, 10/15/19		265	261,462
Federal Home Loan Bank Variable Rate Notes(b):
(LIBOR USD 1 Month - 0.09%), 2.39%, 04/05/19		3,000	3,000,000
(LIBOR USD 3 Month - 0.16%), 2.44%, 06/12/19		340	339,982
(LIBOR USD 1 Month - 0.09%), 2.40%, 06/14/19		1,620	1,620,000
(LIBOR USD 3 Month - 0.16%), 2.47%, 06/20/19		855	855,000
(SOFR + 0.04%), 2.47%, 06/21/19		225	225,000
(LIBOR USD 1 Month - 0.08%), 2.41%, 07/11/19		1,760	1,760,000
(SOFR + 0.02%), 2.45%, 07/17/19		195	195,000
(LIBOR USD 1 Month - 0.11%), 2.38%, 07/19/19		2,095	2,095,000
(LIBOR USD 1 Month - 0.08%), 2.41%, 08/27/19		785	785,000
(SOFR + 0.02%), 2.45%, 08/27/19		340	340,000

Security		Par (000)	Value

U.S. Government Sponsored Agency Obligations (continued)
(LIBOR USD 1 Month - 0.09%), 2.41%, 09/09/19	USD	1,655	$1,655,000
(LIBOR USD 1 Month - 0.07%), 2.42%, 09/17/19		630	630,000
(SOFR + 0.01%), 2.44%, 11/13/19		815	815,000
(SOFR + 0.03%), 2.46%, 12/06/19		260	260,000
(LIBOR USD 3 Month - 0.14%), 2.49%, 12/19/19		430	430,000
(SOFR + 0.05%), 2.48%, 01/17/20		65	65,000
(LIBOR USD 1 Month - 0.06%), 2.43%, 02/24/20		1,180	1,180,000
(LIBOR USD 1 Month - 0.04%), 2.45%, 02/25/20		550	550,000
(LIBOR USD 1 Month - 0.04%), 2.44%, 04/17/20		1,805	1,804,817
(LIBOR USD 3 Month - 0.14%), 2.64%, 04/20/20		2,000	2,000,000
(SOFR + 0.08%), 2.50%, 07/24/20		170	170,000
(SOFR + 0.12%), 2.54%, 03/12/21		545	545,000
Federal Home Loan Mortgage Corp. Variable Rate Notes(b):
(SOFR - 0.01%), 2.42%, 04/17/19		290	290,000
(LIBOR USD 1 Month - 0.10%), 2.39%, 08/08/19		965	964,831
Federal National Mortgage Association, 0.88%, 08/02/19		730	725,742

Total U.S. Government Sponsored Agency Obligations — 45.4% (Cost: $56,626,638)			56,626,638

U.S. Treasury Obligations — 15.1%
U.S. Treasury Bills(a):
0.60%, 04/02/19		7,850	7,849,474
1.75%, 04/09/19		150	149,920
2.25%, 05/16/19		1,275	1,271,175
2.38%, 08/22/19		5,000	4,951,241
2.37%, 08/29/19		2,000	1,979,542
U.S. Treasury Notes:
3.13%, 05/15/19		110	110,086
0.88%, 07/31/19		125	124,343
1.38%, 07/31/19		105	104,604
(US Treasury 3 Month Bill Money Market Yield + 0.05%), 2.47%, 10/31/20(b)		1,300	1,297,853
(US Treasury 3 Month Bill Money Market Yield + 0.12%), 2.54%, 01/31/21(b)		1,000	1,000,000

Total U.S. Treasury Obligations — 15.1% (Cost: $18,838,238)			18,838,238

Total Repurchase Agreements — 36.1% (Cost: $45,000,000)			45,000,000

Total Investments — 96.6% (Cost: $120,464,876)(c)			120,464,876

Other Assets Less Liabilities — 3.4%			4,193,860

Net Assets — 100.0%			$124,658,736

(a)	Rates are discount rates or a range of discount rates as of period end.
(b)	Variable rate security. Rate shown is the rate in effect as of period end.
(c)	Cost for U.S. federal income tax purposes.

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Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Government Money Market Portfolio

Repurchase Agreements

	Repurchase Agreements							Collateral
Counterparty	Coupon Rate		Purchase Date	Maturity Date	Par (000)	At Value (000)	Proceeds Including Interest	Position	Original Par	Position Received, At Value
BNP Paribas SA	2.62%		03/29/19	04/01/19	$10,000	$10,000	$10,002,183	U.S. Treasury Obligations, 0.00% to 7.50%, due 05/30/19 to 11/15/24	$10,320,700	$10,200,039
Goldman Sachs & Co. LLC	2.75		03/27/19	04/03/19	3,000	3,000	3,001,604	U.S. Government Sponsored Agency Obligation, 4.50%, due 03/20/49	2,932,018	3,060,001
JP Morgan Securities LLC	2.60		03/29/19	04/01/19	8,000	8,000	8,001,734	U.S. Treasury Obligations, 0.00%, due 11/15/41 to 02/15/49	17,188,987	8,160,000
	2.66	(a)	03/29/19	05/06/19	2,500	2,500	2,506,476	U.S. Government Sponsored Agency Obligations, 0.11% to 4.50%, due 06/16/39 to 09/15/47	63,763,414	2,577,281

Total JP Morgan Securities LLC						$10,500				$10,737,281

Merrill Lynch, Pierce, Fenner & Smith, Inc.	2.60		03/29/19	04/01/19	10,000	10,000	10,002,167	U.S. Government Sponsored Agency Obligation, 3.73%, due 11/20/68	9,981,980	10,200,001
Mizuho Securities USA LLC	2.62		03/29/19	04/01/19	11,500	11,500	11,502,511	U.S. Treasury Obligation, 2.88%, due 11/30/23	11,285,200	11,730,085

						$45,000				$45,927,407

(a)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.

Glossary of Terms used in this Report

Currency

USD	United States Dollar

Portfolio Abbreviations

LIBOR	London Interbank Offered Rate

SOFR	Secured Overnight Financing Rate

2

Schedule of Investments (unaudited) (continued) March 31, 2019	BlackRock Government Money Market Portfolio

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of investments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

•	Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access

•

Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs)

•

Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund’s own assumptions used in determining the fair value of investments)

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Changes in valuation techniques may result in transfers into or out of an assigned level within the hierarchy. In accordance with the Fund’s policy, transfers between different levels of the fair value hierarchy are deemed to have occurred as of the beginning of the reporting period. The categorization of a value determined for investments is based on the pricing transparency of the investments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of investments, refer to the Fund’s most recent financial statements as contained in its annual report.

The following table summarizes the Fund’s investments categorized in the disclosure hierarchy:

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Short-Term Securities(a)	$—	$120,464,876	$—	$120,464,876

(a)	See above Schedule of Investments for values in each security type.

During the period ended March 31, 2019, there were no transfers between levels.

3

Item 2 –	Controls and Procedures

2(a) –	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing of this report based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act and Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended.

2(b) –	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3 –	Exhibits

Certifications – Attached hereto

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

BlackRock Series Fund, Inc.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date:	May 20, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ John M. Perlowski
John M. Perlowski
Chief Executive Officer (principal executive officer) of
BlackRock Series Fund, Inc.

Date:	May 20, 2019

By:	/s/ Neal J. Andrews
Neal J. Andrews
Chief Financial Officer (principal financial officer) of
BlackRock Series Fund, Inc.

Date:	May 20, 2019